Financing Arrangements - Future Maturities of Total Debt (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Future maturities of total debt excluding capital leases
Fiscal year 2017	$ 274
Fiscal year 2018	2
Thereafter	1,095,000
Long term debt including amortization	1,095,276
Less: amounts representing interest resulting from amortization of original issue discount	(4,707)
Long Term Debt	$ 1,090,569